Supplement to the

Fidelity Income Replacement 2016 FundSM (FIRJX), Fidelity Income Replacement 2018 FundSM (FIRKX),
Fidelity Income Replacement 2020 FundSM (FIRLX), Fidelity Income Replacement 2022 FundSM (FIRMX),
Fidelity Income Replacement 2024 FundSM (FIRNX), Fidelity Income Replacement 2026 FundSM (FIROX),
Fidelity Income Replacement 2028 FundSM (FIRPX), Fidelity Income Replacement 2030 FundSM (FIRQX),
Fidelity Income Replacement 2032 FundSM (FIRRX), Fidelity Income Replacement 2034 FundSM (FIRSX),
Fidelity Income Replacement 2036 FundSM (FIRUX), Fidelity Income Replacement 2038 FundSM (FIRVX),
Fidelity Income Replacement 2040 FundSM (FIRWX), and Fidelity Income Replacement 2042 FundSM (FIXRX)

Fidelity Income Replacement 2016 Fund is a Class of shares of Fidelity Income Replacement 2016 Fund;
Fidelity Income Replacement 2018 Fund is a Class of shares of Fidelity Income Replacement 2018 Fund;
Fidelity Income Replacement 2020 Fund is a Class of shares of Fidelity Income Replacement 2020 Fund;
Fidelity Income Replacement 2022 Fund is a Class of shares of Fidelity Income Replacement 2022 Fund;
Fidelity Income Replacement 2024 Fund is a Class of shares of Fidelity Income Replacement 2024 Fund;
Fidelity Income Replacement 2026 Fund is a Class of shares of Fidelity Income Replacement 2026 Fund;
Fidelity Income Replacement 2028 Fund is a Class of shares of Fidelity Income Replacement 2028 Fund;
Fidelity Income Replacement 2030 Fund is a Class of shares of Fidelity Income Replacement 2030 Fund;
Fidelity Income Replacement 2032 Fund is a Class of shares of Fidelity Income Replacement 2032 Fund;
Fidelity Income Replacement 2034 Fund is a Class of shares of Fidelity Income Replacement 2034 Fund;
Fidelity Income Replacement 2036 Fund is a Class of shares of Fidelity Income Replacement 2036 Fund;
Fidelity Income Replacement 2038 Fund is a Class of shares of Fidelity Income Replacement 2038 Fund;
Fidelity Income Replacement 2040 Fund is a Class of shares of Fidelity Income Replacement 2040 Fund;
and Fidelity Income Replacement 2042 Fund is a Class of shares of Fidelity Income Replacement 2042 Fund

Funds of Fidelity Income Fund

STATEMENT OF ADDITIONAL INFORMATION

September 28, 2013

Effective on or before March 31, 2014, Christopher Sharpe no longer serves as a co-manager of the funds. All references to Mr. Sharpe are no longer applicable.

Brett Sumsion serves as a co-manager of the funds. The following information supplements the similar information found in the "Management Contracts" section beginning on page 65.

Brett Sumsion is co-manager of each Fidelity Income Replacement Fund and receives compensation for his services. As of January 31, 2014, portfolio manager compensation generally consists of a fixed base salary determined periodically (typically annually), a bonus, in certain cases, participation in several types of equity-based compensation plans, and, if applicable, relocation plan benefits. A portion of the portfolio manager's compensation may be deferred based on criteria established by FMR or at the election of the portfolio manager.

The portfolio manager's base salary is determined by level of responsibility and tenure at FMR or its affiliates. The primary components of the portfolio manager's bonus are based on (i) the pre-tax investment performance of the portfolio manager's fund(s) and account(s) measured against a benchmark index (which may be a customized benchmark index developed by FMR) assigned to each fund or account, and (ii) the investment performance of other funds and accounts. The pre-tax investment performance of the portfolio manager's fund(s) and account(s) is weighted according to his tenure on those fund(s) and account(s) and the average asset size of those fund(s) and account(s) over his tenure. Each component is calculated separately over the portfolio manager's tenure on those fund(s) and account(s) over a measurement period that initially is contemporaneous with his tenure, but that eventually encompasses rolling periods of up to five years for the comparison to a benchmark index. A smaller, subjective component of the portfolio manager's bonus is based on the portfolio manager's overall contribution to management of FMR. The portion of the portfolio manager's bonus that is linked to the investment performance of each Fidelity Income Replacement Fund is based on the fund's pre-tax investment performance relative to the performance of the fund's customized benchmark index, on which the fund's target asset allocation is based over time. The portfolio manager also is compensated under equity-based compensation plans linked to increases or decreases in the net asset value of the stock of FMR LLC, FMR's parent company. FMR LLC is a diverse financial services company engaged in various activities that include fund management, brokerage, retirement, and employer administrative services. If requested to relocate their primary residence, portfolio managers also may be eligible to receive benefits, such as home sale assistance and payment of certain moving expenses, under relocation plans for most full-time employees of FMR LLC and its affiliates.

The portfolio manager's compensation plan may give rise to potential conflicts of interest. Although investors in a fund may invest through either tax-deferred accounts or taxable accounts, the portfolio manager's compensation is linked to the pre-tax performance of the fund, rather than its after-tax performance. The portfolio manager's base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to marketing efforts, which together indirectly link compensation to sales. When a portfolio manager takes over a fund or an account, the time period over which performance is measured may be adjusted to provide a transition period in which to assess the portfolio. The management of multiple funds and accounts (including proprietary accounts) may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his time and investment ideas across multiple funds and accounts. In addition, a fund's trade allocation policies and procedures may give rise to conflicts of interest if the fund's orders do not get fully executed due to being aggregated with those of other accounts managed by FMR or an affiliate. The portfolio manager may execute transactions for another fund or account that may adversely impact the value of securities held by a fund. Securities selected for other funds or accounts may outperform the securities selected for the fund. Portfolio managers may be permitted to invest in the funds they manage, even if a fund is closed to new investors. Trading in personal accounts, which may give rise to potential conflicts of interest, is restricted by a fund's Code of Ethics.

RWB-14-02  March 13, 2014
1.894815.105

The following table provides information relating to other accounts managed by Mr. Sumsion as of January 31, 2014:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	98	225	33
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 180,809	$ 35,030	$ 2,372
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Fidelity Income Replacement 2016 FundSM ($6 (in millions) assets managed), Fidelity Income Replacement 2018 FundSM ($7 (in millions) assets managed), Fidelity Income Replacement 2020 FundSM ($7 (in millions) assets managed), Fidelity Income Replacement 2022 FundSM ($8 (in millions) assets managed), Fidelity Income Replacement 2024 FundSM ($6 (in millions) assets managed), Fidelity Income Replacement 2026 FundSM ($4 (in millions) assets managed), Fidelity Income Replacement 2028 FundSM ($9 (in millions) assets managed), Fidelity Income Replacement Fund 2030 FundSM ($13 (in millions) assets managed), Fidelity Income Replacement 2032 FundSM ($7 (in millions) assets managed), Fidelity Income Replacement 2034 FundSM ($6 (in millions) assets managed), Fidelity Income Replacement 2036 FundSM ($7 (in millions) assets managed), Fidelity Income Replacement 2038 FundSM ($4 (in millions) assets managed), Fidelity Income Replacement 2040 FundSM ($7 (in millions) assets managed), and Fidelity Income Replacement 2042 FundSM ($26 (in millions) assets managed). The amount of assets managed of a fund reflects trades and other assets as of the close of the business day prior to the fund's fiscal year-end.

The following table sets forth the dollar range of fund shares beneficially owned by Mr. Sumsion as of January 31, 2014:

Fund	Dollar Range of Fund Shares as of January 31, 2014
Fidelity Income Replacement 2016 FundSM	none
Fidelity Income Replacement 2018 FundSM	none
Fidelity Income Replacement 2020 FundSM	none
Fidelity Income Replacement 2022 FundSM	none
Fidelity Income Replacement 2024 FundSM	none
Fidelity Income Replacement 2026 FundSM	none
Fidelity Income Replacement 2028 FundSM	none
Fidelity Income Replacement 2030 FundSM	none
Fidelity Income Replacement 2032 FundSM	none
Fidelity Income Replacement 2034 FundSM	none
Fidelity Income Replacement 2036 FundSM	none
Fidelity Income Replacement 2038 FundSM	none
Fidelity Income Replacement 2040 FundSM	none
Fidelity Income Replacement 2042 FundSM	none

Supplement to the

Fund	Class A	Class T	Class C	Institutional Class
Fidelity Advisor Income Replacement 2016 FundSM	FRJAX	FRJTX	FRJCX	FRJIX
Fidelity Advisor Income Replacement 2018 FundSM	FRKAX	FRKTX	FRKCX	FRKIX
Fidelity Advisor Income Replacement 2020 FundSM	FILAX	FILTX	FILCX	FILIX
Fidelity Advisor Income Replacement 2022 FundSM	FRAMX	FRTMX	FRCMX	FRIMX
Fidelity Advisor Income Replacement 2024 FundSM	FRNAX	FRNTX	FRNCX	FRNIX
Fidelity Advisor Income Replacement 2026 FundSM	FIOAX	FIOTX	FIOCX	FIOIX
Fidelity Advisor Income Replacement 2028 FundSM	FARPX	FTRPX	FCRPX	FRAPX
Fidelity Advisor Income Replacement 2030 FundSM	FRQAX	FRQTX	FRQCX	FRQIX
Fidelity Advisor Income Replacement 2032 FundSM	FIARX	FTIRX	FICRX	FIIRX
Fidelity Advisor Income Replacement 2034 FundSM	FARSX	FTRSX	FCRSX	FRASX
Fidelity Advisor Income Replacement 2036 FundSM	FURAX	FURTX	FURCX	FURIX
Fidelity Advisor Income Replacement 2038 FundSM	FARVX	FTRVX	FCRVX	FIIVX
Fidelity Advisor Income Replacement 2040 FundSM	FARWX	FTRWX	FCRWX	FIIWX
Fidelity Advisor Income Replacement 2042 FundSM	FARFX	FITTX	FCRFX	FIRFX

Fidelity Advisor Income Replacement 2016 Fund Class A, Class T, Class C, and Institutional Class are Classes of shares of Fidelity Income Replacement 2016 FundSM; Fidelity Advisor Income Replacement 2018 Fund Class A, Class T, Class C, and Institutional Class are Classes of shares of Fidelity Income Replacement 2018 FundSM; Fidelity Advisor Income Replacement 2020 Fund Class A, Class T, Class C, and Institutional Class are Classes of shares of Fidelity Income Replacement 2020 FundSM; Fidelity Advisor Income Replacement 2022 Fund Class A, Class T, Class C, and Institutional Class are Classes of shares of Fidelity Income Replacement 2022 FundSM; Fidelity Advisor Income Replacement 2024 Fund Class A, Class T, Class C, and Institutional Class are Classes of shares of Fidelity Income Replacement 2024 FundSM; Fidelity Advisor Income Replacement 2026 Fund Class A, Class T, Class C, and Institutional Class are Classes of shares of Fidelity Income Replacement 2026 FundSM; Fidelity Advisor Income Replacement 2028 Fund Class A, Class T, Class C, and Institutional Class are Classes of shares of Fidelity Income Replacement 2028 FundSM; Fidelity Advisor Income Replacement 2030 Fund Class A, Class T, Class C, and Institutional Class are Classes of shares of Fidelity Income Replacement 2030 FundSM; Fidelity Advisor Income Replacement 2032 Fund Class A, Class T, Class C, and Institutional Class are Classes of shares of Fidelity Income Replacement 2032 FundSM; Fidelity Advisor Income Replacement 2034 Fund Class A, Class T, Class C, and Institutional Class are Classes of shares of Fidelity Income Replacement 2034 FundSM; Fidelity Advisor Income Replacement 2036 Fund Class A, Class T, Class C, and Institutional Class are Classes of shares of Fidelity Income Replacement 2036 FundSM; Fidelity Advisor Income Replacement 2038 Fund Class A, Class T, Class C, and Institutional Class are Classes of shares of Fidelity Income Replacement 2038 FundSM; Fidelity Advisor Income Replacement 2040 Fund Class A, Class T, Class C, and Institutional Class are Classes of shares of Fidelity Income Replacement 2040 FundSM; and Fidelity Advisor Income Replacement 2042 Fund Class A, Class T, Class C, and Institutional Class are Classes of shares of Fidelity Income Replacement 2042 FundSM

Funds of Fidelity Income Fund

STATEMENT OF ADDITIONAL INFORMATION

September 28, 2013

Effective on or before March 31, 2014, Christopher Sharpe no longer serves as a co-manager of the funds. All references to Mr. Sharpe are no longer applicable.

Brett Sumsion serves as a co-manager of the funds. The following information supplements the similar information found in the "Management Contracts" section beginning on page 65.

Brett Sumsion is co-manager of each Fidelity Income Replacement Fund and receives compensation for his services. As of January 31, 2014, portfolio manager compensation generally consists of a fixed base salary determined periodically (typically annually), a bonus, in certain cases, participation in several types of equity-based compensation plans, and, if applicable, relocation plan benefits. A portion of the portfolio manager's compensation may be deferred based on criteria established by FMR or at the election of the portfolio manager.

The portfolio manager's base salary is determined by level of responsibility and tenure at FMR or its affiliates. The primary components of the portfolio manager's bonus are based on (i) the pre-tax investment performance of the portfolio manager's fund(s) and account(s) measured against a benchmark index (which may be a customized benchmark index developed by FMR) assigned to each fund or account, and (ii) the investment performance of other funds and accounts. The pre-tax investment performance of the portfolio manager's fund(s) and account(s) is weighted according to his tenure on those fund(s) and account(s) and the average asset size of those fund(s) and account(s) over his tenure. Each component is calculated separately over the portfolio manager's tenure on those fund(s) and account(s) over a measurement period that initially is contemporaneous with his tenure, but that eventually encompasses rolling periods of up to five years for the comparison to a benchmark index. A smaller, subjective component of the portfolio manager's bonus is based on the portfolio manager's overall contribution to management of FMR. The portion of the portfolio manager's bonus that is linked to the investment performance of each Fidelity Income Replacement Fund is based on the fund's pre-tax investment performance relative to the performance of the fund's customized benchmark index, on which the fund's target asset allocation is based over time. The portfolio manager also is compensated under equity-based compensation plans linked to increases or decreases in the net asset value of the stock of FMR LLC, FMR's parent company. FMR LLC is a diverse financial services company engaged in various activities that include fund management, brokerage, retirement, and employer administrative services. If requested to relocate their primary residence, portfolio managers also may be eligible to receive benefits, such as home sale assistance and payment of certain moving expenses, under relocation plans for most full-time employees of FMR LLC and its affiliates.

ARW/ARWIB-14-02  March 13, 2014
1.893759.106

The portfolio manager's compensation plan may give rise to potential conflicts of interest. Although investors in a fund may invest through either tax-deferred accounts or taxable accounts, the portfolio manager's compensation is linked to the pre-tax performance of the fund, rather than its after-tax performance. The portfolio manager's base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to marketing efforts, which together indirectly link compensation to sales. When a portfolio manager takes over a fund or an account, the time period over which performance is measured may be adjusted to provide a transition period in which to assess the portfolio. The management of multiple funds and accounts (including proprietary accounts) may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his time and investment ideas across multiple funds and accounts. In addition, a fund's trade allocation policies and procedures may give rise to conflicts of interest if the fund's orders do not get fully executed due to being aggregated with those of other accounts managed by FMR or an affiliate. The portfolio manager may execute transactions for another fund or account that may adversely impact the value of securities held by a fund. Securities selected for other funds or accounts may outperform the securities selected for the fund. Portfolio managers may be permitted to invest in the funds they manage, even if a fund is closed to new investors. Trading in personal accounts, which may give rise to potential conflicts of interest, is restricted by a fund's Code of Ethics.

The following table provides information relating to other accounts managed by Mr. Sumsion as of January 31, 2014:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	98	225	33
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 180,809	$ 35,030	$ 2,372
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Fidelity Income Replacement 2016 FundSM ($6 (in millions) assets managed), Fidelity Income Replacement 2018 FundSM ($7 (in millions) assets managed), Fidelity Income Replacement 2020 FundSM ($7 (in millions) assets managed), Fidelity Income Replacement 2022 FundSM ($8 (in millions) assets managed), Fidelity Income Replacement 2024 FundSM ($6 (in millions) assets managed), Fidelity Income Replacement 2026 FundSM ($4 (in millions) assets managed), Fidelity Income Replacement 2028 FundSM ($9 (in millions) assets managed), Fidelity Income Replacement Fund 2030 FundSM ($13 (in millions) assets managed), Fidelity Income Replacement 2032 FundSM ($7 (in millions) assets managed), Fidelity Income Replacement 2034 FundSM ($6 (in millions) assets managed), Fidelity Income Replacement 2036 FundSM ($7 (in millions) assets managed), Fidelity Income Replacement 2038 FundSM ($4 (in millions) assets managed), Fidelity Income Replacement 2040 FundSM ($7 (in millions) assets managed), and Fidelity Income Replacement 2042 FundSM ($26 (in millions) assets managed). The amount of assets managed of a fund reflects trades and other assets as of the close of the business day prior to the fund's fiscal year-end.

The following table sets forth the dollar range of fund shares beneficially owned by Mr. Sumsion as of January 31, 2014:

Fund	Dollar Range of Fund Shares as of January 31, 2014
Fidelity Income Replacement 2016 FundSM	none
Fidelity Income Replacement 2018 FundSM	none
Fidelity Income Replacement 2020 FundSM	none
Fidelity Income Replacement 2022 FundSM	none
Fidelity Income Replacement 2024 FundSM	none
Fidelity Income Replacement 2026 FundSM	none
Fidelity Income Replacement 2028 FundSM	none
Fidelity Income Replacement 2030 FundSM	none
Fidelity Income Replacement 2032 FundSM	none
Fidelity Income Replacement 2034 FundSM	none
Fidelity Income Replacement 2036 FundSM	none
Fidelity Income Replacement 2038 FundSM	none
Fidelity Income Replacement 2040 FundSM	none
Fidelity Income Replacement 2042 FundSM	none